Shareholders Equity and Regulatory Matters (Details Textual) (USD $)	12 Months Ended						12 Months Ended		3 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 23, 2008	Dec. 31, 2012 Noncumulative Preferred Stock [Member] Bank of Stanly [Member]	Dec. 31, 2012 Noncumulative Preferred Stock [Member] Anson Bank and Trust [Member]	Dec. 31, 2012 Noncumulative Preferred Stock [Member] Cabarrus Bank and Trust [Member]	Dec. 31, 2012 Preferred Stock Series A [Member]	Dec. 23, 2008 Preferred Stock Series A [Member]	Sep. 30, 2012 Preferred Stock Series B [Member]	Dec. 31, 2012 Preferred Stock Series B [Member]	Dec. 23, 2008 Preferred Stock Series B [Member]	Dec. 31, 2012 Preferred Stock Series B [Member] Bank of Stanly [Member]	Dec. 31, 2012 Preferred Stock Series B [Member] Anson Bank and Trust [Member]	Dec. 31, 2012 Preferred Stock Series B [Member] Cabarrus Bank and Trust [Member]
Shareholders Equity and Regulatory Matters (Textual) [Abstract]
Number of shares to sell under agreement								10,000
Number of warrants Exercised under agreement.											500
Cumulative perpetual preferred stock redemption value								$ 10,000,000			$ 500,000
Senior preferred cumulative dividends rate							5.00%
Initial period for lower rate of cumulative dividend							5 years
Preferred cumulative dividends rate after specific period							9.00%
Investment to provide an avenue for investing portions of the funds received				3,000,000	1,800,000	3,000,000
Capital raised												4,500,000	1,300,000	1,900,000
Preferred stock dividend rate									5.30%	9.00%
Shareholders Equity and Regulatory Matters (Additional Textual) [Abstract]
Combined proceeds received for the issuance			10,000,000
Net discount amortized	100,000	200,000
Preferred stock discount amortization period	5 years
Net discount amortized remaining	100,000
Reserve on deposit liabilities	$ 2,200,000
Share repurchased during period	0	0